Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 20, 2013
SSgA Bond Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SSgA BOND MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	SSgA Bond Market Fund seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, typically reflected in a bond’s purchase or sale price, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

		During the most recent fiscal year, the fund’s turnover rate was 205% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	205.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	SSgA Bond Market Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in debt instruments. The fund's portfolio typically consists of a core portfolio principally drawn from, and that is intended to reflect the overall risk characteristics of, the securities in the Barclays Capital U.S. Aggregate Bond Index, the fund's benchmark. The fund then selects other securities, which may be securities inside or outside of the benchmark, to overweight or underweight certain industries and sectors represented in the benchmark. The fund also manages its duration (that is, the sensitivity of the fund's portfolio as a whole to interest rate changes) generally by investing in futures and primarily to correspond to the benchmark. The fund actively trades its portfolio holdings in an effort to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase total return to the fund.

		The fund invests primarily in investment grade debt instruments. Many of those instruments are instruments issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, obligations of U.S. and foreign corporations (e.g., "Yankee" bonds), including public utilities; obligations of U.S. and foreign financial institutions; repurchase agreements collateralized with high quality securities and other assets; derivatives, including swaps, futures and options; and asset-backed securities, including asset-backed commercial paper and mortgage-related securities. Such instruments typically are denominated in U.S. dollars. The fund may also invest in high yield bonds commonly referred to as "junk bonds." High yield bonds, and to a lesser extent other types of bonds, may be purchased at a discount to their face value and thereby provide opportunities to the fund for capital appreciation. The fund may buy or sell securities on a forward commitment, delayed-delivery or when-issued basis. These transactions involve the purchase or sale of securities by a fund at an established price with payment or delivery taking place in the future. The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund's investment advisor, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
  Risks Common to Funds Investing Principally in Debt Instruments.
  Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.
  Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.
  Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.
  Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.
  Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.
  Significant Exposure to U.S. Government Agencies and Financial Institutions. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies. Similarly, events that would affect the market value of instruments issued by one financial institution, including repurchase agreements, may adversely affect the market value of instruments issued by similarly situated financial institutions.
  Mortgage-Related and Other Asset-Backed Securities. Defaults on the underlying assets of the mortgage-related and other asset-backed securities held by the fund may impair the value of those securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment risk and extension risk than do other types of fixed income securities.
  Non-Investment Grade Securities. Securities rated below investment grade (that is, below BBB by S&P or Baa by Moody’s) are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. High yield bonds generally are not as sensitive to interest rate changes as investment grade bonds.
  Foreign Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments. Most of the foreign securities held by the fund are “Yankee” bonds, that is, U.S. dollar-denominated foreign bonds. The value of non-U.S. dollar denominated foreign bonds in which the fund may invest also may be subject to changes in exchange rates.
  Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.
  Forward-Commitment, When-Issued and Delayed-Delivery Securities. Forward-commitment, delayed-delivery and when-issued transactions involve a risk of loss if the value of the security to be purchased or sold by the fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction.
		Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 647-7327
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssgafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns - SSgA Bond Market Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Results (2002-2011)	Lowest Quarterly Results (2002-2011)	Year-to- Date Ended
September 30, 2002: 4.80%	December 31, 2007: (5.58)%	September 30, 2012: 4.51%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ending December 31, 2011:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
SSgA Bond Market Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fee and Expenses (fees and expenses incurred indirectly by the fund as a result of an investment in shares of one or more acquired funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.51%	[1]
1 year	rr_ExpenseExampleYear01	52
3 years	rr_ExpenseExampleYear03	330
5 years	rr_ExpenseExampleYear05	628
10 years	rr_ExpenseExampleYear10	$ 1,477
2002	rr_AnnualReturn2002	10.00%
2003	rr_AnnualReturn2003	3.66%
2004	rr_AnnualReturn2004	4.03%
2005	rr_AnnualReturn2005	1.91%
2006	rr_AnnualReturn2006	3.91%
2007	rr_AnnualReturn2007	(7.89%)
2008	rr_AnnualReturn2008	(1.86%)
2009	rr_AnnualReturn2009	9.66%
2010	rr_AnnualReturn2010	7.72%
2011	rr_AnnualReturn2011	6.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results (2002-2011)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results (2002-2011)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2007
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.58%)
1 Year	rr_AverageAnnualReturnYear01	6.76%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.66%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.66%	[2]
SSgA Bond Market Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.54%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.18%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.03%	[2]
SSgA Bond Market Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.37%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.38%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.16%	[2]
SSgA Bond Market Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.50%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.78%	[2]

[1]	The fund's investment advisor is contractually obligated until December 31, 2013 to waive its management fee and to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.50% of average daily net assets on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
[2]	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.